INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSE
Loss before income tax	$ (13,476,782)	$ (17,010,328)	$ (13,476,782)	$ (17,010,328)
Income tax expense	$ 458	$ 1,388
Effective income tax rate	0.00%	(0.01%)